Business Segment (Tables)	12 Months Ended
Dec. 31, 2022
Business Segment [Abstract]
Schedule of operations by business segment
	Revenue		Earnings
	2022	2021	2022	2021
FOXO Labs	$483	$85	$(2,769)	$(4,790)
FOXO Life	28	35	(3,735)	(2,381)
	511	120	(6,504)	(7,171)
Corporate and other (a)			(87,311)	(30,199)
Interest expense			(1,440)	(1,118)
Total	$511	$120	$(95,255)	$(38,488)

(a)	Corporate and other includes stock-based compensation, including the consulting agreement, Cantor Commitment Fee and vendor shares, expense of $17,708, depreciation and amortization expense of $1,487, change in fair value of convertible debentures and warrant liability expense of $26,104, $1,307 for impairment charge and $27,544 of other non-operating expenses for the year ended December 31, 2022. Additionally, the year ended December 31, 2022 included. For the year ended December 31, 2021 corporate and other included stock-based compensation, depreciation, changes in fair value of the convertible debentures and investment impairment of $131, $98, $21,703, and $400 respectively. See Notes 5, 6, 7, 9 and 11 for additional information.